Average Annual Total Returns - Transamerica QS Investors Active Asset Allocation - Moderate Growth VP	Initial 1 Year	Initial 5 Years	Initial Since Inception	Initial Inception Date	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica QS Investors Active Asset Allocation – Moderate Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica QS Investors Active Asset Allocation – Moderate Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(1.85%)	4.97%	4.23%	May 01, 2011	(2.08%)	4.70%	3.97%	May 01, 2011	20.89%	[1]	15.43%	[1]	13.22%	[1]	7.51%	4.44%	3.79%	15.57%	[2]	11.12%	[2]	8.84%	[2]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	The Transamerica QS Investors Active Asset Allocation – Moderate Growth VP Blended Benchmark consists of the following: Russell 3000® Index, 49%, Bloomberg Barclays US Aggregate Bond Index, 30%, and FTSE All-World Index ex-U.S., 21%.